GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:	GENERAL

a.	Business and organization:

Top Image Systems Ltd. and its subsidiaries (collectively the "Company" or "TIS") are engaged in the development and marketing of a variety of information recognition systems and technologies and automated document capture solutions for the efficient flow of information within and between organizations. The Company's software minimizes the need for manual data entry by automatically capturing, reading, understanding, identifying, processing, classifying and routing the information contained in documents, increasing data capture accuracy and the rate of information processing.

The Company operates in one reportable segment and its revenues are mainly derived from two sources: (i) license revenue and (ii) services revenue which include Software as a Services ("SaaS"), professional services, maintenance and technical support.

The Company does not have one customer the accounts for more than 10% of revenues.

The Company's shares are traded on The NASDAQ Stock Market LLC in the United States.

b.
The Company's main marketing and sales activities are conducted through its wholly owned subsidiaries in the United States, the United Kingdom, Germany, Hong Kong, Japan and Singapore.  On June 30, 2014, the Company, established a new subsidiary in Australia, Top Image Systems Pty Ltd. (or "TIS Australia"), together with one of its partners.

c.
In February 2014, the Company closed an underwritten public offering whereby 3,162,500 ordinary shares were sold by the Company to the public. The aggregate net proceeds received by the Company from the offering were approximately $13,696. The aggregate amount of Ordinary shares sold reflects the exercise in full by the underwriters of their option to purchase up to 412,500 additional Ordinary shares to cover over-allotments.

d.
On July 16, 2014, the Company signed an Agreement and Plan of Merger (the "Agreement") to acquire all the outstanding shares of eGistics, Inc. ("eGistics"), a provider of private cloud-based document management solutions in the USA, for a total consideration of $ 17,788.

The transaction was effected by paying of $8,022 in cash, net of working capital related adjustment, as disclosed in the Agreement, and through the issuing of a total 2,353,310 of the Company's Ordinary shares based on the fair value of share on the closing date.

The Company acquired eGistics in order to extend its business in the cloud-based document management.

The acquisition was accounted for under the purchase method of accounting, in accordance with Accounting Standard Codification ("ASC") 805 "Business Combinations" ("ASC 805"), and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of the eGistics. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The operation results of eGistics have been included in the consolidated financial statements since the acquisition date of July 16, 2014.

Net assets	$2,515
Liabilities assumed	(4,694)
Customer relations	3,997
Technology	3,005
Goodwill	13,518
Deferred tax liability	(553)

Total purchase price	$17,788

In performing the purchase price allocation, the Company considered, among other factors, the intention for future use of acquired assets, analysis of historical financial performance and estimates of future performance of the Company's products. The company's management has determent the fair value of the intangible assets with the assistance of independent valuation firm using the income approach.

The following table sets forth the components of intangible assets associated with the acquisition:

	Amount	Amortization period (in years)	Amortization method

Customer relations	$3,997	8.5	Acceleration
Technology	3,005	3.2	Straight line

	$7,002

See Note 5c for expected amortization expenses.

Goodwill of $ 13,518 represents the excess of the purchase price over the fair market value of the net tangible and intangible assets acquired. Goodwill will not be amortized and is tested for impairment at least annually.

Acquisition costs in the amount of $1,170 consisted mainly of legal, tax and accounting fees and other external costs directly related to the acquisition and were included in operating expenses, as acquisition related costs.